Trade Accounts and Notes Receivable - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade accounts and notes receivables, net [member]
Disclosure of financial assets [line items]
Trade accounts and notes receivable sold to financial institutions, for which the derecognition conditions were not met	₩ 270,101	₩ 328,807